Income Taxes - Income Taxes Paid (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Effective Income Tax Rate Reconciliation [Line Items]
Federal taxes paid	$ 0	$ (44)	$ 8,400
State and city taxes paid	2	1	0
Total income taxes paid	2	940	9,253
Northfield Bancorp, Inc. [Member]
Effective Income Tax Rate Reconciliation [Line Items]
Federal taxes paid	7,452	4,277	12,404
State and city taxes paid	3,283	3,081	5,970
Total income taxes paid	10,735	7,358	18,374
Northfield Bancorp, Inc. [Member] | New York
Effective Income Tax Rate Reconciliation [Line Items]
State and city taxes paid	528	1,072	1,176
Northfield Bancorp, Inc. [Member] | New Jersey
Effective Income Tax Rate Reconciliation [Line Items]
State and city taxes paid	1,837	1,101	3,670
Northfield Bancorp, Inc. [Member] | New York City
Effective Income Tax Rate Reconciliation [Line Items]
State and city taxes paid	718	708	924
Northfield Bancorp, Inc. [Member] | Delaware
Effective Income Tax Rate Reconciliation [Line Items]
State and city taxes paid	$ 200	$ 200	$ 200